Annual Fund Operating Expenses - Discovery Fund	Dec. 18, 2020
Class A
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.23%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%
Class C
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.83%
Class R
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.33%
Class Y
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%
Class R5
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.69%
Class R6
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.66%